Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,
	2024	2023
Cost of revenue	$5	$-
General and administrative	195	782
Sales and marketing	2	-
Research and development	5	16
Total stock-based compensation expense	$207	$798

	Nine Months Ended September 30,
	2024	2023
Cost of revenue	$13	$-
General and administrative	416	1,014
Sales and marketing	4	-
Research and development	14	432
Total stock-based compensation expense	$447	$1,446

Equity incentive plan – summary

During 2023, the Company adopted the OneMedNet Corporation 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an amount of shares of Common Stock equal to 10% of the number of shares of Common Stock of the Company following the Business Combination for issuance thereunder. The 2022 Plan became effective immediately upon the closing of the Business Combination and replaced the Legacy ONMD equity incentive plan.

Equity incentive plan – stock options

For the three months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense of $0 and $0.1 million, respectively, on its outstanding stock options.

For the nine months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense of $34 thousand and $0.3 million, respectively, on its outstanding stock options.

Equity incentive plan – restricted stock units (“RSU”)

For the three months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense of $0.2 million and $0.7 million, respectively, on its outstanding restricted stock units.

For the nine months ended September 30, 2024 and 2023, the Company recorded stock-based compensation expense of $1.1 million and $0.4 million, respectively, on its outstanding restricted stock units.

9. Stock Based Compensation

Stock Options

During 2020, the Company adopted an equity incentive plan (the “2020 Plan”), which provided for the granting of incentive and nonqualified stock options to employees, directors, and consultants of Legacy ONMD. As of December 31, 2020, the Company had reserved 3,000,000 shares of common stock under the 2020 Plan. Under the 2020 Plan, option awards were generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant; those option awards generally vested with a range of one to four years of continuous service and had ten-year contractual terms. Certain option awards provided for accelerated vesting if there was a change in control, as defined in the 2020 Plan. The 2020 Plan also permitted the granting of restricted stock and other stock-based awards. Unexercised options were cancelled upon termination of employment and became available for reissuance under the 2020 Plan.

At the Special Meeting held on October 17, 2023, Data Knights shareholders considered and approved the OneMedNet Corporation 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an amount of shares of Common Stock equal to 10% of the number of shares of Common Stock of OneMedNet following the Business Combination for issuance thereunder. The 2022 Plan was approved by the Legacy ONMD Board of Directors on October 17, 2023. The 2022 Plan became effective immediately upon the Closing of the Business Combination and replaced the 2020 Plan.

Information with respect to options outstanding is summarized as follows:

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2021	728,603	$1.00	$-
Granted	511,440	1.00
Exercised	(6,648)	1.00
Cancelled	(319,539)	1.00
Outstanding as of December 31, 2022	913,856	$1.00	$3,199
Exercised	(613,510)	1.00
Cancelled	(300,346)	1.00
Outstanding as of December 31, 2023	-	$-	$-
Vested and exercisable as of December 31, 2023	-	-	$-

For the years ended December 31, 2023 and 2022, the Company recorded stock-based compensation expense of $0.4 million and $0.3 million, respectively, on its outstanding stock options. The Company has determined its share-based payments to be a Level 3 fair value measurement. For the year ended December 31, 2023 and 2022, the Company has used the Black-Scholes option pricing model and estimated no expected dividends and the following weighted average assumptions:

For the year ended December 31,
	2023	2022
Risk-free interest rate	-	0.73% - 2.96%
Expected dividend yield	-	-
Expected term in years	-	1.36 - 1.85
Expected volatility	-	50.0% - 86.3%

On November 7, 2023, as part of the Business Combination, the 2020 Plan was cancelled and all vested shares were exercised and converted at the appropriate conversion ratio to Common Stock of the Company. The Company issued shares of Common Stock of 543,057 which represents 613,510 vested options less an exercise price of $1.00.

Restricted Stock Awards

Certain employees, directors and consultants have been awarded restricted stock. The restricted stock vesting consists of milestone and time-based vesting as well as compensation for services performed by the Board of Directors. The following table summarizes restricted stock award activity for the years ended December 31, 2023 and 2022:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested as of December 31, 2021	-	$-
Granted	354,551	4.80
Vested	(177,276)	4.80
Nonvested as of December 31, 2022	177,275	$1.48
Granted	88,639	7.21
Vested	(265,914)	5.60
Nonvested as of December 31, 2023	-	$-

The total fair value of the Company’s previous stock awards vested during the years ended December 31, 2023 and 2022 was $1.1 million and $1.5 million, respectively. On November 7, 2023, as part of the Business Combination, all vested shares were exercised and converted at the appropriate conversion ratio to Common Stock of the Company.

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	For the year ended December 31,
	2023	2022
Research and development	$434	$638
General and administrative	1,041	1,227
Total stock-based compensation expense	$1,475	$1,865